DEFERRED TAX LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SINGAPORE
ScheduleOfDeferredTaxLiabilitiesLineItem [Line Items]
Income tax rate	17.00%	17.00%	17.00%